Related Party Transactions - Narrative (Details) - Investor - USD ($)		3 Months Ended	12 Months Ended
	Apr. 08, 2014	Sep. 30, 2016	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
CD&R and Tyco | Consulting Fees
Related Party Transaction [Line Items]
Annual consulting fee	$ 6,000,000
CD&R | Consulting and Termination Fees
Related Party Transaction [Line Items]
Related party fees			$ 15,425,000	$ 3,500,000	$ 4,854,000
CD&R | Consulting Fees
Related Party Transaction [Line Items]
Annual consulting fee			$ 3,500,000
CD&R | Termination Fee
Related Party Transaction [Line Items]
Related party fees		$ 12,800,000